Condensed Financial Statements of Kentucky First Federal Bancorp (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities:
Net earnings for the year	$ 812	$ 1,323
Adjustments to reconcile net earnings to net cash provided by operating activities:
Noncash compensation expense	158	188
Depreciation	282	309
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	25	(144)
Other liabilities	(239)	123
Cash flows from investing activities:
Additions to premises and equipment, net	(148)	(151)
Net cash used in investing activities	(12,579)	(12,581)
Cash flows from financing activities:
Treasury stock purchases	(904)
Dividends paid on common stock	(1,436)	(1,453)
Net increase (decrease) in cash and cash equivalents	(82)	(2,861)
Beginning cash and cash equivalents	9,943	12,804
Ending cash and cash equivalents	9,861	9,943
Parent Company [Member]
Cash flows from operating activities:
Net earnings for the year	812	1,323
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings) from consolidated subsidiaries	2,205	(357)
Noncash compensation expense	158	188
Depreciation	11
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	(206)	(23)
Other liabilities	(10)	(8)
Net cash provided by operating activities	2,970	1,123
Cash flows from investing activities:
Additions to premises and equipment, net		(49)
Net cash used in investing activities		(49)
Cash flows from financing activities:
Treasury stock purchases	(904)
Dividends paid on common stock	(1,436)	(1,453)
Net cash used in financing activities	(2,340)	(1,453)
Net increase (decrease) in cash and cash equivalents	630	(379)
Beginning cash and cash equivalents	1,625	2,004
Ending cash and cash equivalents	$ 2,255	$ 1,625